Share based payment arrangement - Summary of Share Compensation Expense Recognized (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 155,619	₩ 76,979
Major Share Options Transactions [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	78,600
Events including and after reporting period [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 40